Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Professional fees	52,350		52,350
Amortization expense	8,580		8,580
General and administrative expenses	11,410	5,195	50,236	11,390	51,787	4,025
TOTAL OPERATING EXPENSES	72,340	5,195	111,166	11,390	51,787	4,025
LOSS FROM OPERATIONS	(72,340)	(5,195)	(111,166)	(11,390)	(51,787)	(4,025)
OTHER INCOME (EXPENSE)
TOTAL OTHER INCOME (EXPENSE)
LOSS BEFORE INCOME TAXES	(72,340)	(5,195)	(111,166)	(11,390)	(51,787)	(4,025)
INCOME TAX EXPENSE
NET LOSS	$ (72,340)	$ (5,195)	$ (111,166)	$ (11,390)	$ (51,787)	$ (4,025)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	3,500,000	3,500,000	3,500,000	3,500,000	3,500,000	14,423,513